COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2025
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

16.    COMMITMENTS AND CONTINGENCIES

International Financial Reporting Standards result in a contingent liability consisting of (i) a possible obligation, arising from past events, the existence of which must be confirmed by the occurrence of one or more future events of an uncertain nature, which are not have under the control of the Group or (ii) a present obligation that has not been probable or whose amount cannot be measured or estimated with sufficient reliability.

The provisions recorded are detailed below:

	12/31/2025	12/31/2024
Legal issues	2,656,006	5,226,668
Labor lawsuits	510,481	761,885
Tax	4,946,161	42,023,567
Unused Balances of Credit Cards	3,903,686	4,271,775
Judicial Deposits	392,996	365,778
Eventual commitments	353,073	276,150
Others	1,128,425	486,722
Total	13,890,828	53,412,545